Condensed Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Consolidated Statements of Operations [Abstract]
Net sales	$ 571	$ 653	$ 1,791	$ 2,041	$ 2,637	$ 2,588	$ 2,083
Costs and expenses:
Cost of sales, excluding depreciation	410	448	1,293	1,351	1,798	1,645	1,420
Selling, general and administrative expenses	94	102	307	292	389	388	346
Depreciation and amortization expenses	48	49	142	147	197	197	191
Research and development expenses	18	20	53	60	78	73	63
Restructuring and other costs	8	7	32	21	33	23	23
Operating (loss) income	(7)	27	(36)	170	142	262	40
Other income (expense):
Interest expense, net	(71)	(64)	(197)	(193)	(256)	(249)	(258)
Other income, net			11				12
Gains (loss) on extinguishment and exchange of debt			(6)		7	(78)	179
Loss before income taxes (benefit) and (losses) earnings from unconsolidated entities	(78)	(37)	(228)	(23)	(107)	(65)	(27)
Income tax (expense) benefit	5	(5)	9	22	(27)	2	(15)
Loss before earnings (losses) from unconsolidated entities	(83)	(32)	(237)	(45)	(134)	(63)	(42)
Losses (Earnings) from unconsolidated entities	2		3		(6)
Net income (loss)	(81)	(32)	(234)	(45)	(140)	(63)	(42)
Net (income) loss attributable to noncontrolling interests				(1)	(1)	(1)
Net income (loss) attributable to Momentive Performance Materials Inc.	$ (81)	$ (32)	$ (234)	$ (46)	$ (141)	$ (64)	$ (42)